Earnings Per Share - Summary of basic earnings per share for net loss of discontinued operations (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Text Block [Abstract]
Net loss attributable to the Company’s controlling shareholders		R$ (143,112)
Weighted average number of issued shares	[1]	1,246,180,219		865,660,042		865,660,042
Weighted average number of treasury shares		(572,130)	[1]
Weighted average number of outstanding shares		1,245,608,090		865,660,042	[1]	865,660,042	[1]
Basic loss per share - R$		R$ (0.1149)

[1]	(a) The number of shares and earnings per share already consider the stock split on September 17, 2019 and its retrospective effect.